New York Menlo Park Washington DC São Paulo London	Paris Madrid Tokyo Beijing Hong Kong

Richard D. Truesdell, Jr.

Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4674 tel 212 701 5674 fax richard.truesdell@davispolk.com

May 20, 2013

Re:	Prosensa Holding B.V. Amendment No. 1 to Registration Statement on Form F-1 Confidentially Submitted April 16, 2013 File No. 377-00155 Confidential Treatment Requested

CONFIDENTIAL

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-3628

Ladies and Gentlemen:

On behalf of our client, Prosensa Holding B.V., a Dutch private company with limited liability (the “Company”), we are responding to the comments from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) relating to the Company’s confidential draft Registration Statement on Form F-1 (the “Registration Statement”) contained in the Staff’s letter dated May 13, 2013 ( the “Comment Letter”). In response to the comments set forth in the Comment Letter, the Company has revised the Registration Statement and is confidentially submitting a revised draft of the Registration Statement together with this response letter. The revised draft Registration Statement also contains certain additional updates and revisions, including the Company’s interim unaudited financial information for the three months ended March 31, 2013. We are also sending, under separate cover, a marked copy of the Registration Statement showing the changes to the Registration Statement filed on April 16, 2013.

Set forth below are the Company’s responses to the Staff’s comments. For convenience, the Staff’s comments are repeated below in italics, followed by the Company’s response to the comments as well as a summary of the responsive actions taken. We have included page numbers to refer to the location in the marked copies of the revised draft Registration Statement submitted herewith where the revised language addressing a particular comment appears.

General

1.	Please note that where we provide examples or references to portions of your registration statement to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the registration statement that we have not cited as examples, please make the appropriate changes elsewhere in the registration statement in accordance with our comments.

Division of Corporation Finance

U.S. Securities and Exchange Commission

2	May 20, 2013

Response:	The Company notes that the examples or references provided are illustrations and are not exhaustive lists. The Company will make applicable changes throughout the Registration Statement in accordance with the Staff’s comments.

2.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company will file all exhibits as soon as practicable and acknowledges that the Staff may have further comments upon examination of these exhibits.

3.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If you will use any additional graphic, visual or photographic information in the printed prospectus, please provide us a proof of each such item for our review prior to its use. Please note that we may have comments regarding this material.

Response:	The Company does not currently intend to include any additional graphic, visual or photographic information in the printed prospectus. However, if and to the extent that additional artwork or graphics are to be included, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have comments regarding this material.

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Division of Corporation Finance

U.S. Securities and Exchange Commission

3	May 20, 2013

Response:	The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. The Company will supplementally provide the Staff with written materials provided during presentations to potential investors in reliance on Section 5(d) of the Securities Act.

To the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

5.	We note that you submitted a confidential treatment request on April 17, 2013. We will provide any comments in relation to your confidential treatment request in a separate comment letter.

Response:	The Company acknowledges the Staff’s comment.

Risk factors

Risks related to commercialization of our product candidates

“We rely on obtaining and maintaining orphan drug status…,” page 24

6.	Please revise the second paragraph of this risk factor to clarify, to the extent you know, whether the EMA has granted Sarepta’s eteplirsen orphan drug status.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the revised draft of the Registration Statement.

“Adverse events in the field of RNA modulation therapy…,” page 26

7.	To the extent you are aware of adverse events in the clinical trials of other companies developing RNA-modulating products, please revise your disclosure to describe or provide examples of these incidents.

Response:	The Company’s regulatory and pharmacovigilance teams closely follow regulatory advisory proceedings for related products in development and on the market. In addition, the Company monitors scientific literature for reports of adverse events in the clinical trials of other companies developing RNA-modulating products. In response to the Staff’s comment, the Company has revised the disclosure on page 26 of the revised draft of the Registration Statement to disclose one such adverse event of which the Company has become aware.

Risks related to intellectual property and information technology

“Our business will be adversely affected if we are unable to gain access to relevant intellectual property…,” page 29

8.	In this risk factor, you reference intellectual property of third parties. We note your discussion of your license with LUMC. To the extent you are substantially dependent on any additional third-party license agreement(s), please expand your discussion in the Business section to describe the material terms of any such agreements and file a copy of any such agreement as an exhibit pursuant to Item 601 of Regulation S-K.

Division of Corporation Finance

U.S. Securities and Exchange Commission

4	May 20, 2013

Response:	The Company respectfully informs the Staff that it is not substantially dependent on any additional third-party license agreements.

“Issued patents covering one or more of our products could be found invalid…,” page 30

9.	Please expand this risk factor to include a description of the Sarepta opposition as an example of such proceedings.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 30 of the revised draft of the Registration Statement.

Risks related to employee matters and managing growth

“Our future growth and ability to compete depends on retaining our key personnel…,” page 35

10.	Please expand this risk factor to identify your key management, scientific and technical personnel.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 35 of the revised draft of the Registration Statement.

Risks related to the offering and our ordinary shares

“We may lose our foreign private issuer status…,” page 41

11.	Please explain whether the loss of your foreign private issuer status discussed in this risk factor is theoretical or whether you have some actual basis for believing you could in fact lose that status.

Response:	The Company respectfully advises the Staff that it does not believe that it is currently at risk of losing its foreign private issuer status but that it may do so in the future if sufficient voting securities are sold to U.S. residents and other circumstances change. The Company believes that approximately twenty percent of its outstanding voting securities are currently directly or indirectly owned of record by residents of the United States. In addition, the Company anticipates that a substantial portion of the shares it sells in its initial public offering will be purchased by residents of the United States. At this time the Company is not able to estimate what proportion of its voting securities will be owned by U.S. residents after the offering because, inter alia, the size of the offering has not yet been determined. However, after the initial public offering, and potential subsequent follow on offerings, the percentage of the Company’s outstanding voting securities owned of record by U.S. residents could exceed fifty percent. If that were to occur, the Company would evaluate whether it triggered any of the executive officer and director, assets or business administration tests under the definition of “Foreign private issuer” in Rule 405 under the Securities Act of 1933, as amended, and Rule 3b-4 under the Securities Exchange Act of 1934, as amended.

While the Company does not currently anticipate that any of these tests would be triggered, circumstances may change over time, for example, the composition of the Company’s management board and supervisory board could evolve such that a majority of its executive officers and directors could be U.S. residents. Thus, the Company believes it is important for investors to understand that it could lose its foreign private issuer status and the resulting consequences outlined in the risk factor on page 42 of the revised draft of the Registration Statement.

Division of Corporation Finance

U.S. Securities and Exchange Commission

5	May 20, 2013

Management’s discussion and analysis of financial condition and results of operations

Results of operations—Comparison of the years ended December 31, 2011 and 2012

License revenue, page 59

12.	Please disclose what the unconditional milestones payments received under the GSK agreement for the periods presented specifically relate to.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 63 of the revised draft of the Registration Statement.

Research and development expense, page 60

13.	You present research and development expense by projects (i.e. DMD projects, Non-DMD projects, and infrastructure costs) for the periods presented. On page 57, you indicate that your research and development expense mainly relates to three key programs (i.e. PRO044, PRO045 & PRO053, and other development programs (DMD and Non-DMD projects)). Please revise your disclosure to further disaggregate your project R&D expenses for each of your key programs for each period presented.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 61 of the revised draft of the Registration Statement.

Critical accounting policies and significant judgments and estimates

Share-based compensation

Valuation of ordinary shares, page 70

14.	To gain a better understanding of your determination of the fair market value of your common stock at each valuation date, please provide us the following information in revised disclosure, as applicable:

•

Disclose the guideline public companies that you selected and what similarities existed between you and the guideline public companies selected such as number of products, types of products, size, working capital, liquidity, etc. Specify any adjustments that were made to reflect differences between you and the public companies selected;

Division of Corporation Finance

U.S. Securities and Exchange Commission

6	May 20, 2013

•	Disclose the methodology used to determine your volatility factor from the data obtained for your peer companies;

•	Disclose how your cash flow projections were estimated (i.e. products used, period of time, etc.);

•

Regarding the discount applied to both your valuations to reflect the lack of marketability, clarify why the put option analyses was used and if this was the only factor considered in determining the discount; and

•

Tell us what you did prior to and/or at the valuation dates (December 2010 and September 2012) that made you believe there was a 80-85% possibility of a sale of the company and a 15-20% probability of an initial public offering. Explain why these factors remained the same from December 2010 valuation to your September 2012 valuation. Also, tell us why a time to liquidity of 1.5 years is appropriate.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 73, 77 and 78 of the revised draft of the Registration Statement.

With respect to the Company’s determination that there was an 80-85% probability of a sale of the company and a 15-20% probability of an initial public offering in December 2010, the Company believed that given the capital structure of the Company and the terms of the controlling shareholders’ preferred shares a sale of the company would be a more advantageous liquidity event than an initial public offering. In addition, the initial public offering market for biotech companies at the time was not strong, and there was understood to be a prevailing strategic interest by large pharmaceutical companies in acquiring companies with drug compounds in rare diseases. In September 2012, the Company’s estimation of the probabilities was the same, largely because of the same elements, in particular the advantages of a sale of the company given the capital structure of the Company and the terms of the controlling shareholders’ preferred shares and the Company’s perception of a continued interest by large pharmaceutical companies in acquiring companies with rare disease compounds in development. The Company’s determination of time to liquidity was based on the estimated timing at the time of the respective valuation of the results of the Phase III DMD114044 study. These results are considered a key inflection point in the Company’s development and a time at which it is appropriate to consider a sale of the company or an initial public offering.

15.	Regarding your December 2010 valuation, please revise your disclosure to clarify why you deemed the December 2010 valuation to be reasonable to apply to all option grants in 2011 as “based on our progress at the time” is vague.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 77 of the revised draft of the Registration Statement.

16.	You disclose that additional valuations were performed by an independent valuation firm as of December 5, 2012. Please provide similar disclosure related to this valuation as provided for your December 2010 and September 2012 valuations, taking into consideration the above comments.

Division of Corporation Finance

U.S. Securities and Exchange Commission

7	May 20, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 78 of the revised draft of the Registration Statement.

IPO price versus last valuation, page 73

17.	Once you can reasonably estimate the IPO price, qualitatively and quantitatively discuss each significant factor contributing to the difference between the last valuation and the estimated IPO price. We will further evaluate your ordinary share valuation when your IPO price has been set. With regard to the last sentence:

•	disclose the date when results of the first placebo-controlled clinical study of drisapersen became known; and

•	explain to us why conversion of preferred shares into ordinary shares affects the fair value of the ordinary shares.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 79 of the revised draft of the Registration Statement. The Company acknowledges the Staff’s comment with respect to the requested discussion of each significant factor contributing to the last valuation and the estimated IPO price and will disclose the information requested by the Staff when the estimated offering price range is determined. With respect to the question of why conversion of preferred shares into ordinary shares affects the fair value of the ordinary shares, such conversion results in the elimination of the liquidation preference attached to the preferred shares, which has a positive effect on the value of the ordinary shares.

Business

Our research and development pipeline—Drisapersen, page 84

18.	You state that the frequencies reported in various international DMD mutation databases support your conclusion that the skipping of exon 51 could affect dystrophin expression in approximately 13% of DMD patients. You make similar statements elsewhere regarding the potential population for certain of your other product candidates and include these population estimates in the table on page 78. Please cite the databases you reference, and clarify whether the frequencies reported are consistent or whether your figures are based on, for example, an average of the data.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 83 of the revised draft of the Registration Statement. For the percentages of the addressable population of DMD patients cited in the draft Registration Statement, the Company has relied on an article entitled “Theoretic applicability of antisense-mediated exon skipping for Duchenne muscular dystrophy mutations,” written by Annemieke Aartsma-Rus et al. The article was published in the March 2009 volume of Human Mutation, a peer-reviewed journal (volume 30, pages 293-299).

The frequencies cited in the article and in turn in the Registration Statement were derived from the Leiden University Duchenne Muscular Dystrophy mutation database, which, according to the article, contains all DMD mutations reported in the literature as well as DMD mutations submitted by researchers directly to the database.

Division of Corporation Finance

U.S. Securities and Exchange Commission

8	May 20, 2013

Collaboration, license and funding arrangements—GlaxoSmithKline, page 91

19.	You disclose that you are eligible to receive up to €524 million in total milestones and other payments upon successful compound development and commercialization and that milestones generally relate to development and regulatory achievements, of which a portion of the milestone payments relates to drisapersen. Please revise your disclosure

•	to clarify whether the €524 million includes potential payments related to compounds to which GSK has not yet exercised its option;

•	to disaggregate the €524 million separately for milestones and other payments;

•

to further disaggregate the milestone payments to be received into meaningful categories such as development, regulatory, and/or commercial milestones by compound, and to disclose the nature of the underlying events that trigger the milestone payments;

•	to further disaggregate the other payments to be received by compound, and to disclose the nature of the underlying events that trigger the other payments;

•	to disclose the amount of the option exercise payments;

•	to specify the amount of royalties payable expressed as a percentage or range within 10% (i.e. teens, twenties, etc.); and

•	to describe the duration and termination provisions of the agreement.

In addition, please file a copy of this agreement as an exhibit pursuant to Item 601 of Regulation S-K.

Division of Corporation Finance

U.S. Securities and Exchange Commission

9	May 20, 2013

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 96 of the revised draft of the Registration Statement. The Company has clarified that the €524 million of milestone payments include potential payments related to compounds to which GSK has not yet exercised its option. It has also disaggregated the milestone payments into development, regulatory and commercial categories and has disclosed examples of the underlying events that trigger the milestone payments. The Company has included option exercise payments within the development category of milestone payments. Each of GSK’s option rights is based upon the developmental success of each program under the collaboration – the Company must provide a proof of concept milestone report evidencing that the lead compound within a program has achieved the proof of concept criteria before GSK has an obligation to decide whether to exercise its option for such program. Therefore, the Company views such option exercise payments as development milestones. The Company has not disclosed the amount of milestone payments per compound because it does not believe that such information is material to investors. Nonetheless, the aggregate amount of milestone payments is now disclosed disaggregated into the requested meaningful categories, the amount of royalties payable is now disclosed with greater specificity and additional information regarding the duration and termination provisions of the agreement is included.

The Company is filing a redacted copy of the agreement with the revised draft of the Registration Statement. We are also submitting to the Staff on behalf of the Company a request for confidential treatment with regard to certain terms in the agreement.

Collaboration, license and funding arrangements—Leiden University Medical Center, page 92

20.	You disclose that the aggregate milestone payments you are obligated to make to LUMC range from approximately €1.4 million, if you achieve such milestones in relation to an initial orphan drug indication, to approximately €5.5 million, if you achieve such milestones in relation to a non-orphan drug indication. You also disclose that you may be obligated to pay LUMC additional milestone payments in relation to products approved for additional orphan drug indications. Please revise your disclosure:

•	to clarify whether the €5.5 million aggregate payments includes the €1.4 million of payments for the initial orphan drug indication or only the payments for the non-orphan drug indication;

•	to quantify the additional milestone payments for the additional orphan drug indications; and

•	to disclose your termination right for convenience upon six months’ notice.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 99 of the revised draft of the Registration Statement.

Division of Corporation Finance

U.S. Securities and Exchange Commission

10	May 20, 2013

Intellectual property, page 96

21.	You state on page 79 that you have 15 U.S. patent applications relating to your technology and product candidates. Please reconcile this statement with your statement that you have 11 U.S. patent applications relating to your DMD program and 5 U.S. patent applications relating to your other programs.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 84 of the revised draft of the Registration Statement.

22.	Please revise your disclosure to clarify whether the families of patents licensed from LUMC and described in the second full paragraph on page 96 are in addition to the patents and patent applications described in the preceding paragraph.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 102 of the revised draft of the Registration Statement.

23.	Please expand your discussion to disclose the expiration dates of your material patents other than those directed to drisapersen.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the revised draft of the Registration Statement.

Related party transactions, page 127

24.	Please clarify the board members nominated by each of the shareholders identified under “Board composition” on page 127.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 136 of the revised draft of the Registration Statement.

Note 10. Derivative financial instruments, page F-29

25.	You disclose that the holders of Class A and Class B preferred shares have anti-dilution protections and the fair value of the anti-dilution preference is determined and separately recorded as an embedded derivative. You also state that the anti-dilution preference is measured at fair value through profit and loss and valued at nil as of 12/31/12. Please provide us your analysis supporting your accounting and reference for us the authoritative literature you rely upon.

Response:

In determining the appropriate accounting treatment of the anti-dilution protections afforded the holders of the Class A and Class B preferred shares, the Company has considered that there are two possible views under IAS 32.

The first view is based on the guidance with respect to compound financial instruments in IAS 32, paragraphs 28 to 32. Under IAS 32, paragraphs 31 and 32 together state that the split between the liability element and the equity element of a compound instrument is based on first determining the fair

Division of Corporation Finance

U.S. Securities and Exchange Commission

11	May 20, 2013

value of the liability element at inception. In the case of the Company, this would be the present value of the total (diluted) number of shares to be “repaid” at the moment of conversion. The discount factor to be used is the market rate of interest that the Company would be required to pay for a comparable (subordinated) debt as the preferred shares. The discount factor would not take into account the probability of the anti-dilution protection kicking in. The “maturity” to be used to determine the period of discounting would then be the expected repayment date (conversion date).

The second view is based on the fact that IAS 32 paragraphs 31 and 32 are only applicable to financial instruments that do not include any embedded derivatives. Given the fact that the anti-dilution protection in the conversion option is a derivative, the Company is required to apply IAS 39. Under IAS 39, the contract is considered to contain both a “host contract” and an “embedded derivative.” Under IAS 39 paragraph AG28, the embedded derivative is split from the host contract based on the critical terms of the “option-like” derivative. For the Company, this would result in the splitting of an anti-dilution option, which is accounted for separately as a derivative at fair value with changes in fair value being recorded in the income statement. The remaining contract is a preference share that classifies as an equity instrument.

The Company has followed the second view due to the fact that the Company considers that the holders of the preferred shares have had the intention to be “real” shareholders of the Company and that the anti-dilution protection has only been included to cover “remote” situations. The result of this is the fact that an embedded conversion option is accounted for separately, at fair value through profit or loss.

In the valuation of this derivative, the factor of whether or not shares have been issued below the anti-dilution price is an important driver. In the valuation the Company determined that no such issues of shares below the anti-dilution price have been or will be done. The Company also considered that it is in the control of the Company to issue additional shares below the anti-dilution price. Based on the positive developments for the Company in the past several years, the Company believes such an event is very remote. This effectively results in an insignificant valuation of the conversion option. This has been reflected in the financial statements.

Note 18. Borrowings

Other Loans, page F-40

26.	Please disclose and quantify each of the “certain pre-defined milestones” that trigger repayment of each of your loans.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-55 of the revised draft of the Registration Statement. In general, the pre-defined milestones that trigger repayment of these loans are qualitative, rather than quantitative, for example, the achievement of regulatory approval to market a product candidate.

Division of Corporation Finance

U.S. Securities and Exchange Commission

12	May 20, 2013

Several of the loans, however, do have quantitative terms governing when the loan must be repaid. In 2012 the Company received from Association Française contre les Myopathies (“AFM”) a €3.0 million loan for the funding of research and development. The loan must repaid with fixed terms when the Company meets a revenue target for the product candidates PRO044, PRO045 and PRO053. The repayment of the loan is not expected in the near term, given the early development phase of the relevant product candidates. The Company has therefore determined that the revenue targets are immaterial to investors. Due to the immateriality of the other loans for which there are quantitative repayment triggers and the fact that the Company is unlikely to be required to repay such loans pursuant to their terms in the near term, the Company has determined that these terms are also immaterial to investors. Accordingly, the Company has not disclosed such terms specifically. In addition, the Company notes that such terms are sensitive to the lenders, and disclosing them could jeopardize the Company’s relationship with its lenders and chances of obtaining future loans from these or other similar patient organizations in the future.

27.	Disclose when the loan from Agentschap was received. Also, disclose in euros the amount received from Charley’s Fund. Reconcile for us the amounts received in 2012 disclosed in Note 18 to the €3,853 presented on the statement of cash flows for 2012.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page F-56 of the revised draft of the Registration Statement to disclose when the loan from Agentschap was received and to disclose in euros the amount received from Charley’s Fund.

With respect to the requested reconciliation, €3,853 (€’000) is presented on the statement of cash flows for 2012, which includes the Company’s receipt of €3,000,000 from AFM, €387,000 from Charley’s Fund, €165,000 from Agentshap NL and €300,000 from Everest International Pte Ltd. The Company has revised the disclosure on pages F-55 and F-56 of the revised draft of the Registration Statement to reflect the amounts received in 2012.

Item 8 Exhibits, page II-2

28.	Please file a copy of each of the following agreements as an exhibit pursuant to Item 601 of Regulation S-K:

•	your 2012 loan agreement with AFM;

•	your employment agreements with Giles Campion, Luc Dochez, Berndt Modig, and Hans Schikan;

•	the 2004 Employee Stock Option Plan and form(s) of option agreement(s) entered into thereunder with any members of your supervisory or management board;

Division of Corporation Finance

U.S. Securities and Exchange Commission

13	May 20, 2013

•	the 2006 Employee Stock Option Plan and form(s) of option agreement(s) entered into thereunder with any members of your supervisory or management board;

•	the 2007 Employee Stock Option Plan and form(s) of option agreement(s) entered into thereunder with any members of your supervisory or management board;

•	the 2010 Equity Incentive Plan and form(s) of option and restricted stock agreement(s) entered into thereunder with any members of your supervisory or management board; and

•	the form of lock-up agreement with your directors, executive offices and other shareholders.

Response:

In response to the Staff’s comment, the Company has filed a redacted copy of its 2012 loan agreement with AFM. We are also submitting to the Staff on behalf of the Company a request for confidential treatment with regard to certain terms in the agreement.

The Company respectfully does not believe that it is required to file its employment agreements with Giles Campion, Luc Dochez, Berndt Modig and Hans Schikan (the “Management Employment Agreements”). The Company also respectfully does not believe that it is required to file the 2004 Employee Stock Option Plan (the “2004 Plan”), 2006 Employee Stock Option Plan (the “2006 Plan”), 2007 Employee Stock Option Plan (the “2007 Plan”) or 2010 Equity Incentive Plan (the “2010 Plan,” and collectively, the “Stock Option Plans”) and the form(s) of option agreement(s) entered into under each Stock Option Plan with the members of its supervisory or management board.

Under Item 601 of Regulation S-K, stock option plans and management employment agreements must be filed if they fall under either of the two following categories:

Item 601(b)(10)(iii)(A) generally requires to be filed any management contract or equity compensation plan in which any director or any of the named executive officers participates and any other management contract or any other compensatory plan in which any other executive officer of the registrant participates unless immaterial in amount or significance; or

Item 601(b)(10)(iii)(B) generally requires to be filed any equity compensation plan adopted without the approval of security holders unless the plan is immaterial in amount or significance.

Although Item 601(b)(10)(iii)(A) would cover the Management Employment Agreements and the Stock Option Plans, pursuant to Item 601(b)(10)(iii)(C)(5), this requirement does not apply to a registrant that is a foreign private issuer that furnishes compensatory information under Item 402(a)(1), and the public filing of the plan, contract or arrangement is not required in the registrant’s home country

Division of Corporation Finance

U.S. Securities and Exchange Commission

14	May 20, 2013

and is not otherwise publicly disclosed by the registrant. The Company is relying on the compensatory disclosure requirements of Item 402(a)(1) and has been advised by Dutch counsel that no public filing of these agreements is required in the Netherlands and has not otherwise publicly disclosed these agreements. Therefore the Management Employment Agreements and Stock Option Plans are not required to be filed under Item 601(b)(10)(iii)(A).

The Company’s 2007 Plan and 2010 Plan were approved by shareholders and therefore do not need to be filed pursuant to Item 601(b)(10)(iii)(B). Finally, the Company believes the 2004 Plan and 2006 Plan to be immaterial in amount or significance. Under the 2004 Plan and 2006 Plan, all outstanding options have vested and the total number of outstanding options is approximately 213,000. By comparison, the Company currently has approximately 2.2 million total options outstanding and approximately 29 million ordinary shares outstanding. As the 2004 Plan and 2006 Plan are immaterial in amount or significance, they need not to be filed pursuant to Item 601(b)(10)(iii)(B).

The Company will file the form of lock-up agreement with its directors, executive officers and other shareholders with the underwriting agreement.

Division of Corporation Finance

U.S. Securities and Exchange Commission

15	May 20, 2013

Should any questions arise, please do not hesitate to contact me at (212) 450-4674, (212) 701-5674 (fax) or richard.truesdell@davispolk.com.

Thank you for your time and attention.

Sincerely,

/s/ Richard D. Truesdell, Jr.

Richard D. Truesdell, Jr.

cc:	Via E-mail Hans Schikan, Chief Executive Officer, Prosensa Holding B.V. Berndt Modig, Chief Financial Officer, Prosensa Holding B.V.